OTHER COSTS AND EXPENSES	12 Months Ended
Dec. 28, 2013
Other Costs and Expenses [Abstract]
OTHER COSTS AND EXPENSES
OTHER COSTS AND EXPENSES
Other-net is primarily comprised of intangible asset amortization expense (See Note F, Goodwill and Intangible Assets), currency related gains or losses, environmental expense and merger, and acquisition-related and other charges primarily consisting of transaction costs, partially offset by pension curtailments and settlements. During the years ended December 28, 2013, December 29, 2012, and December 31, 2011, Other-net included $31.0 million, $53.3 million, and $48.8 million in merger and acquisition-related costs, respectively.
Research and development costs, which are classified in SG&A, were $170.7 million, $151.4 million and $139.3 million for fiscal years 2013, 2012 and 2011, respectively.